Schedule of related party transactions with related party (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Expense paid by Xiaofeng Gao		$ 3,178
Repayment to Xiaofeng Gao		3,514
Medical Star [Member]
Related Party Transaction [Line Items]
Sales to Medical Star	$ 17,235	$ 45,762